Average Annual Total Returns - FidelityFreedomFunds-RetailComboPRO - FidelityFreedomFunds-RetailComboPRO - Fidelity Freedom Income Fund	Sep. 08, 2023
Fidelity Freedom Income Fund | Return Before Taxes
Average Annual Return:
Past 1 year	(11.32%)
Past 5 years	1.59%
Past 10 years	2.91%
Fidelity Freedom Income Fund | After Taxes on Distributions
Average Annual Return:
Past 1 year	(12.93%)
Past 5 years	0.02%
Past 10 years	1.46%
Fidelity Freedom Income Fund | After Taxes on Distributions and Sales
Average Annual Return:
Past 1 year	(6.28%)
Past 5 years	0.86%
Past 10 years	1.86%
LB001
Average Annual Return:
Past 1 year	(13.01%)
Past 5 years	0.02%
Past 10 years	1.06%
F0199
Average Annual Return:
Past 1 year	(11.04%)
Past 5 years	1.86%
Past 10 years	2.97%